Restructuring Charges (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Charges
In connection with the agreement to sell certain assets of our Enterprise Business, a portion of our Restructuring charges were classified to discontinued operations for all periods presented. Restructuring charges are as follows:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
Employee severance and benefits	$—	$—	$1	$8

Restructuring charges attributable to continuing operations	—	—	1	8

Employee severance and benefits	—	2	8	24
Facility restructuring	—	—	—	1

Restructuring charges attributable to discontinued operations	—	2	8	25

Total restructuring charges	$—	$2	$9	$33

Schedule of Balance of Restructuring Activities
The balance of our restructuring activities are as follows:

(in millions)	Total
Employee severance and benefits
As of December 26, 2020	$16
Additional accruals	32
Cash payments	(41)

As of June 26, 2021	$7

The balance of our restructuring activities are as follows:

(in millions)	Total
Employee severance and benefits
As of December 30, 2017	$4
Additional accruals	27
Cash payments	(30)

As of December 29, 2018	1
Additional accruals	20
Cash payments	(19)

As of December 28, 2019	2
Additional accruals	25
Cash payments	(11)

As of December 26, 2020	$16

Facility Restructuring
As of December 30, 2017	$7
Additional accruals	2
Cash payments	(5)

As of December 29, 2018	4
Adjustment (1)	(4)

As of December 28, 2019	—
Additional accruals	—
Cash payments	—

As of December 26, 2020	$—

(1)	Represents a reclassification to reduce ROU assets as part of the transition to ASC Topic 842.

Continued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Charges
Restructuring charges attributable to continuing operations are as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Employee severance and benefits	$11	$5	$2
Facility Restructuring	1	1	—
Transition Charges	7	—	—

Total	$19	$6	$2

Discontinued operations
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Charges
In connection with the agreement to sell certain assets of our Enterprise Business, a portion of our Restructuring charges were classified to discontinued operations for all periods presented. Our Restructuring charges attributable to discontinued operations are as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Employee severance and benefits	$16	$15	$23
Facility Restructuring	1	1	—

Total	$17	$16	$23